Quarterly Report
January 31, 2021
MFS®  Corporate Bond Fund
MFB-Q3

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.2%
Aerospace – 2.8%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$17,185,000	$19,148,337
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	11,950,000	13,394,639
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030	8,584,000	10,037,636
L3Harris Technologies, Inc., 3.85%, 6/15/2023	21,957,000	23,649,120
L3Harris Technologies, Inc., 2.9%, 12/15/2029	13,420,000	14,632,670
Lockheed Martin Corp., 3.55%, 1/15/2026	7,857,000	8,877,661
Lockheed Martin Corp., 2.8%, 6/15/2050	6,425,000	6,643,772
Northrop Grumman Corp., 2.55%, 10/15/2022	3,311,000	3,426,593
Northrop Grumman Corp., 2.93%, 1/15/2025	27,106,000	29,274,847
Raytheon Technologies Corp., 4.125%, 11/16/2028	9,190,000	10,801,432
TransDigm, Inc., 6.25%, 3/15/2026 (n)	20,921,000	22,064,123
TransDigm, Inc., 4.625%, 1/15/2029 (n)	17,645,000	17,512,663
		$179,463,493
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$11,594,000	$13,104,480
Asset-Backed & Securitized – 0.0%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.748% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	$573,319	$598,488
JPMorgan Chase Commercial Mortgage Securities Corp., 5.7%, 7/15/2042 (n)	724,562	504,687
Lehman Brothers Commercial Conduit Mortgage Trust, 1.105%, 2/18/2030 (i)	104,622	6
		$1,103,181
Automotive – 3.4%
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	$26,459,000	$29,164,962
General Motors Co., 6.8%, 10/01/2027	8,000,000	10,275,751
General Motors Financial Co., Inc., 2.75%, 6/20/2025	16,373,000	17,395,014
General Motors Financial Co., Inc., 4%, 10/06/2026	3,707,000	4,172,856
Hyundai Capital America, 3.5%, 11/02/2026 (n)	1,571,000	1,731,189
Hyundai Capital America, 3%, 2/10/2027 (n)	28,430,000	30,666,488
Hyundai Capital America, 1.8%, 1/10/2028 (n)	18,721,000	18,607,603
Hyundai Capital America, 6.375%, 4/08/2030 (n)	8,601,000	11,347,219
Lear Corp., 3.8%, 9/15/2027	36,241,000	40,459,453
Lear Corp., 5.25%, 5/15/2049	6,808,000	8,199,974
Toyota Motor Credit Corp., 3.375%, 4/01/2030	20,667,000	23,707,646
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	14,915,000	16,332,691
		$212,060,846
Broadcasting – 2.8%
Discovery, Inc., 4.125%, 5/15/2029	$7,075,000	$8,171,771
Discovery, Inc., 5.3%, 5/15/2049	9,152,000	11,735,872
Fox Corp., 4.03%, 1/25/2024	5,337,000	5,868,361
Fox Corp., 5.476%, 1/25/2039	13,338,000	17,769,248
Netflix, Inc., 4.875%, 6/15/2030 (n)	38,510,000	46,547,615
Prosus N.V., 3.832%, 2/08/2051 (n)	15,426,000	14,941,789
RELX Capital, Inc., 3%, 5/22/2030	10,495,000	11,438,019
Walt Disney Co., 3.5%, 5/13/2040	33,771,000	37,960,698
Walt Disney Co., 3.6%, 1/13/2051	16,836,000	19,131,135
		$173,564,508
Brokerage & Asset Managers – 1.6%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$10,906,000	$11,305,907
Intercontinental Exchange, Inc., 4%, 10/15/2023	5,993,000	6,551,644
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	8,952,000	10,118,714
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	46,198,000	47,227,291
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	10,946,000	10,742,788

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
NASDAQ, Inc., 3.25%, 4/28/2050	$13,783,000	$14,509,475
		$100,455,819
Building – 1.7%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$16,362,000	$20,192,297
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	7,431,000	8,241,500
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	8,095,000	9,097,807
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	14,186,000	16,229,932
Masco Corp., 4.45%, 4/01/2025	3,390,000	3,871,124
Masco Corp., 4.375%, 4/01/2026	11,202,000	13,029,682
Masco Corp., 4.5%, 5/15/2047	12,265,000	15,094,808
Vulcan Materials Co., 4.5%, 6/15/2047	19,500,000	23,869,551
		$109,626,701
Business Services – 4.6%
Equinix, Inc., 2.625%, 11/18/2024	$17,822,000	$18,972,941
Equinix, Inc., 5.375%, 5/15/2027	4,197,000	4,555,526
Equinix, Inc., 3%, 7/15/2050	25,475,000	24,230,351
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	2,389,000	2,528,346
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	14,992,651
Fiserv, Inc., 2.25%, 6/01/2027	20,183,000	21,319,762
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	17,107,416
Global Payments, Inc., 2.9%, 5/15/2030	23,779,000	25,425,493
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	30,417,000	31,101,383
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,387,175
MSCI, Inc., 5.375%, 5/15/2027 (n)	15,000,000	16,111,200
MSCI, Inc., 4%, 11/15/2029 (n)	11,808,000	12,594,649
MSCI, Inc., 3.625%, 9/01/2030 (n)	2,669,000	2,832,476
MSCI, Inc., 3.875%, 2/15/2031 (n)	20,299,000	21,671,618
NXP B.V./NXP Funding LLC, 3.15%, 5/01/2027 (n)	9,345,000	10,277,194
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	18,731,000	18,899,948
Visa, Inc., 4.15%, 12/14/2035	12,578,000	15,977,885
Visa, Inc., 3.65%, 9/15/2047	9,718,000	11,649,991
Western Union Co., 2.85%, 1/10/2025	10,521,000	11,268,272
		$286,904,277
Cable TV – 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$8,557,000	$9,011,548
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032 (n)	8,551,000	8,893,040
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	11,627,000	15,624,652
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	31,409,000	38,080,820
Comcast Corp., 1.95%, 1/15/2031	12,510,000	12,614,390
Comcast Corp., 4.6%, 10/15/2038	19,500,000	24,688,452
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	11,693,000	13,156,097
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	3,670,000	4,589,395
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	8,869,000	9,670,048
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	19,940,000	20,707,690
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	9,137,000	9,614,134
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	22,359,000	23,056,377
Time Warner Cable, Inc., 4.5%, 9/15/2042	7,034,000	7,982,112
Videotron Ltd., 5%, 7/15/2022	13,220,000	13,864,475
		$211,553,230
Chemicals – 0.7%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$11,552,000	$12,070,967
LYB International Finance III, LLC, 3.625%, 4/01/2051	12,741,000	13,267,984
RPM International, Inc., 3.75%, 3/15/2027	1,903,000	2,148,840
Sherwin-Williams Co., 4.5%, 6/01/2047	11,884,000	15,144,842
		$42,632,633

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.7%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$27,891,000	$32,546,228
Microsoft Corp., 3.45%, 8/08/2036	20,000,000	23,895,721
Microsoft Corp., 4.1%, 2/06/2037	8,475,000	10,681,226
Microsoft Corp., 2.525%, 6/01/2050	15,025,000	15,105,317
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,682,769
VeriSign, Inc., 4.75%, 7/15/2027	17,901,000	19,021,424
		$108,932,685
Computer Software - Systems – 1.6%
Apple, Inc., 2.05%, 9/11/2026	$31,675,000	$33,619,395
Apple, Inc., 3.2%, 5/11/2027	31,231,000	35,167,517
Apple, Inc., 4.5%, 2/23/2036	10,000,000	13,097,793
Apple, Inc., 3.85%, 8/04/2046	8,346,000	10,112,799
Apple, Inc., 4.25%, 2/09/2047	4,778,000	6,159,664
		$98,157,168
Conglomerates – 1.2%
Carrier Global Corp., 3.377%, 4/05/2040	$8,439,000	$8,942,519
Roper Technologies, Inc., 4.2%, 9/15/2028	12,199,000	14,305,848
Roper Technologies, Inc., 2.95%, 9/15/2029	9,027,000	9,826,994
Roper Technologies, Inc., 2%, 6/30/2030	11,092,000	11,153,218
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	6,283,000	6,908,803
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	6,022,907
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	16,536,000	19,578,709
		$76,738,998
Consumer Products – 0.4%
Kimberly-Clark Corp., 3.1%, 3/26/2030	$4,641,000	$5,231,639
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	16,079,000	17,851,648
		$23,083,287
Consumer Services – 3.0%
Amazon.com, Inc., 2.5%, 6/03/2050	$27,170,000	$26,823,864
Booking Holdings, Inc., 3.65%, 3/15/2025	6,166,000	6,810,545
Booking Holdings, Inc., 3.6%, 6/01/2026	18,768,000	21,103,570
Booking Holdings, Inc., 3.55%, 3/15/2028	19,096,000	21,664,505
Experian Finance PLC, 2.75%, 3/08/2030 (n)	39,907,000	42,657,298
IHS Markit Ltd., 3.625%, 5/01/2024	5,742,000	6,240,406
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	9,259,000	10,534,890
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,085,000	6,869,965
IHS Markit Ltd., 4.25%, 5/01/2029	8,611,000	10,149,097
MercadoLibre, Inc., 3.125%, 1/14/2031	21,974,000	22,070,466
Service Corp. International, 5.125%, 6/01/2029	13,081,000	14,397,079
		$189,321,685
Containers – 0.8%
Ball Corp., 4%, 11/15/2023	$11,867,000	$12,682,856
Ball Corp., 5.25%, 7/01/2025	1,942,000	2,204,957
Ball Corp., 4.875%, 3/15/2026	11,631,000	13,052,308
Ball Corp., 2.875%, 8/15/2030	24,838,000	24,721,261
		$52,661,382
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 3.25%, 9/08/2024	$16,437,000	$17,751,535
Arrow Electronics, Inc., 3.875%, 1/12/2028	17,987,000	20,223,347
		$37,974,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 2.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$51,503,000	$57,492,919
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	11,864,000	12,936,530
Broadcom, Inc., 4.25%, 4/15/2026	23,498,000	26,639,683
Broadcom, Inc., 4.3%, 11/15/2032	26,036,000	30,029,721
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	34,545,000	37,179,056
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	10,126,000	10,392,213
Texas Instruments, Inc., 2.25%, 9/04/2029	10,428,000	11,043,749
		$185,713,871
Emerging Market Quasi-Sovereign – 0.4%
Ecopetrol S.A., 5.375%, 6/26/2026	$8,381,000	$9,520,816
Ecopetrol S.A., 6.875%, 4/29/2030	12,572,000	15,652,140
		$25,172,956
Emerging Market Sovereign – 0.9%
Republic of Panama, 2.252%, 9/29/2032	$42,716,000	$43,079,086
United Mexican States, 2.659%, 5/24/2031	16,125,000	16,036,957
		$59,116,043
Energy - Independent – 0.2%
Hess Corp., 5.8%, 4/01/2047	$8,418,000	$10,368,448
Energy - Integrated – 0.9%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$14,052,000	$16,897,175
Eni S.p.A., 4.25%, 5/09/2029 (n)	12,206,000	14,238,649
Total Capital International S.A., 3.127%, 5/29/2050	25,158,000	25,775,553
		$56,911,377
Entertainment – 0.3%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$22,622,000	$19,737,695
Financial Institutions – 1.8%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$11,687,000	$12,837,375
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	3,261,000	3,857,169
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	29,033,000	31,133,446
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	8,919,000	10,084,684
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,201,000	8,036,235
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	10,188,000	11,033,157
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	12,558,058
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	13,674,000	14,041,389
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	7,421,000	7,250,609
		$110,832,122
Food & Beverages – 5.1%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$8,822,000	$10,485,733
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	10,639,000	14,494,420
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	12,474,000	15,469,487
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	5,137,000	5,465,768
Aramark Services, Inc., 5%, 2/01/2028 (n)	11,979,000	12,488,108
Campbell Soup Co., 2.375%, 4/24/2030	4,704,000	4,878,301
Campbell Soup Co., 3.125%, 4/24/2050	6,884,000	6,994,939
Constellation Brands, Inc., 3.2%, 2/15/2023	17,602,000	18,532,984
Constellation Brands, Inc., 4.25%, 5/01/2023	37,599,000	40,670,579
Constellation Brands, Inc., 2.875%, 5/01/2030	4,163,000	4,475,005
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	6,761,929
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	11,193,763
Danone S.A., 2.589%, 11/02/2023 (n)	23,885,000	25,083,780
Diageo Capital PLC, 2.375%, 10/24/2029	21,271,000	22,618,563
Diageo Capital PLC, 2%, 4/29/2030	21,083,000	21,591,475

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	$17,787,000	$19,632,401
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	13,224,000	15,058,830
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	2,379,000	2,636,387
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	4,914,000	5,615,195
Mondelez International, Inc., 1.5%, 2/04/2031	15,171,000	14,673,568
Mondelez International, Inc., 2.625%, 9/04/2050	30,758,000	29,616,602
PepsiCo, Inc., 3.5%, 3/19/2040	10,448,000	12,147,088
		$320,584,905
Gaming & Lodging – 2.4%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$24,600,000	$29,244,849
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	5,895,000	6,903,947
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	4,167,000	4,534,946
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	17,700,000	19,079,273
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	16,374,000	16,215,827
Las Vegas Sands Corp., 3.9%, 8/08/2029	16,926,000	17,723,211
Marriott International, Inc., 5.75%, 5/01/2025	2,086,000	2,419,401
Marriott International, Inc., 3.75%, 10/01/2025	8,873,000	9,581,408
Marriott International, Inc., 4%, 4/15/2028	33,912,000	37,005,212
Sands China Ltd., 3.8%, 1/08/2026 (n)	5,725,000	6,054,073
		$148,762,147
Insurance - Health – 0.9%
Centene Corp., 4.625%, 12/15/2029	$8,155,000	$9,041,489
Centene Corp., 3.375%, 2/15/2030	16,508,000	17,292,130
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	23,559,153
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	7,852,619
		$57,745,391
Insurance - Property & Casualty – 2.3%
Aon Corp., 3.75%, 5/02/2029	$25,796,000	$29,711,255
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	18,308,000	18,753,514
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030	19,867,000	22,111,535
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	18,720,000	21,274,576
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	5,333,000	6,192,620
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	7,369,027
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	13,978,000	18,118,392
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	8,225,505
Willis North America, Inc., 2.95%, 9/15/2029	10,826,000	11,667,902
		$143,424,326
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$9,230,000	$10,138,255
CNH Industrial Capital LLC, 1.875%, 1/15/2026	7,745,000	8,046,700
CNH Industrial Capital LLC, 3.85%, 11/15/2027	16,974,000	19,442,554
		$37,627,509
Major Banks – 11.9%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)	$23,146,000	$23,061,068
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	17,201,000	17,650,632
Bank of America Corp., 3.004%, 12/20/2023	1,782,000	1,866,742
Bank of America Corp., 4.125%, 1/22/2024	14,866,000	16,413,355
Bank of America Corp., 4.45%, 3/03/2026	4,537,000	5,232,977
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	21,470,689
Bank of America Corp., 4.183%, 11/25/2027	25,000,000	28,631,022
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	15,825,000	17,724,745
Bank of America Corp., 3.97% to 3/05/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	7,314,000	8,411,451
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	23,725,000	24,706,921
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	15,000,000	14,949,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR + 0.89162%) to 1/26/2027 (n)	$12,447,000	$12,443,414
Credit Suisse Group AG, 4.5% to 3/03/2031, FLR (CMT - 1yr. + 3.554%) to 6/09/2070 (n)	12,847,000	12,718,530
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	30,654,000	32,409,367
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR + 1.947%) to 8/18/2031	42,077,000	42,704,966
HSBC Holdings PLC, 5.25%, 3/14/2044	11,033,000	14,587,920
JPMorgan Chase & Co., 3.25%, 9/23/2022	30,989,000	32,501,289
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	9,982,862
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	35,000,000	40,031,774
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	21,399,520
JPMorgan Chase & Co., 3.964%, 11/15/2048	12,400,000	14,937,574
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	20,011,000	23,986,964
Morgan Stanley, 3.125%, 1/23/2023	22,096,000	23,283,369
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR + 0.745%) to 10/21/2025	8,681,000	8,714,452
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR + 0.72%) to 12/10/2026	39,037,000	38,925,804
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	8,224,000	9,824,159
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	54,040,000	57,369,193
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	41,896,000	47,645,631
Royal Bank of Canada, 2.55%, 7/16/2024	57,450,000	61,368,427
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	29,330,000	28,830,050
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	14,856,000	16,304,880
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	9,618,000	9,745,170
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,799,403
		$749,633,644
Medical & Health Technology & Services – 3.7%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$10,369,000	$10,934,072
Alcon, Inc., 3.8%, 9/23/2049 (n)	5,170,000	5,952,121
Becton, Dickinson and Co., 3.734%, 12/15/2024	1,460,000	1,613,993
Becton, Dickinson and Co., 4.685%, 12/15/2044	7,796,000	9,887,509
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	34,119,125
Cigna Corp., 4.125%, 11/15/2025	17,420,000	19,961,209
Cigna Corp., 3.2%, 3/15/2040	5,994,000	6,412,306
HCA, Inc., 4.75%, 5/01/2023	7,090,000	7,719,478
HCA, Inc., 5.25%, 6/15/2026	8,407,000	9,928,364
HCA, Inc., 5.875%, 2/01/2029	17,391,000	20,714,333
HCA, Inc., 3.5%, 9/01/2030	4,223,000	4,377,881
HCA, Inc., 5.125%, 6/15/2039	3,223,000	4,007,697
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	19,833,000	20,881,731
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	16,049,000	17,444,151
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	5,280,533
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	10,524,960
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	16,015,223
Thermo Fisher Scientific, Inc., 4.497%, 3/25/2030	20,000,000	24,433,319
		$230,208,005
Medical Equipment – 1.5%
Abbott Laboratories, 4.75%, 11/30/2036	$21,877,000	$29,417,244
Boston Scientific Corp., 3.75%, 3/01/2026	10,442,000	11,787,289
Boston Scientific Corp., 2.65%, 6/01/2030	9,471,000	10,015,970
Danaher Corp., 2.6%, 10/01/2050	19,542,000	19,094,197
Teleflex, Inc., 4.625%, 11/15/2027	2,045,000	2,163,743
Teleflex, Inc., 4.25%, 6/01/2028 (n)	2,259,000	2,374,322
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	20,267,000	22,339,269
		$97,192,034
Metals & Mining – 1.1%
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	$22,275,000	$22,837,151
Freeport-McMoRan Copper & Gold, Inc., 4.625%, 8/01/2030	20,911,000	23,216,960
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,911,000	3,022,489

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$11,974,000	$12,912,277
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,837,000	5,885,470
		$67,874,347
Midstream – 3.5%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$10,673,000	$11,676,133
Energy Transfer Operating Co., 5%, 5/15/2050	10,704,000	10,976,066
Enterprise Products Operating LLC, 4.2%, 1/31/2050	22,476,000	25,332,503
Enterprise Products Operating LLC, 3.7%, 1/31/2051	26,285,000	27,453,948
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	37,604,000	38,016,480
MPLX LP, 4.5%, 4/15/2038	25,583,000	28,597,479
MPLX LP, 4.7%, 4/15/2048	1,686,000	1,886,887
Plains All American Pipeline LP, 4.65%, 10/15/2025	8,441,000	9,441,714
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	13,128,000	13,651,468
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	10,865,000	11,882,383
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	15,993,874
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	5,405,000	6,386,032
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	15,257,936
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	5,013,000	5,833,319
		$222,386,222
Mortgage-Backed – 0.0%
Freddie Mac, 3.244%, 8/25/2027	$1,276,000	$1,458,200
Municipals – 1.1%
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	$30,815,000	$31,824,808
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029	29,000,000	38,054,380
		$69,879,188
Natural Gas - Distribution – 1.5%
NiSource Finance Corp., 4.8%, 2/15/2044	$4,239,000	$5,330,645
NiSource, Inc., 2.95%, 9/01/2029	27,307,000	29,603,025
NiSource, Inc., 5.65%, 2/01/2045	8,731,000	12,192,579
Sempra Energy, 3.25%, 6/15/2027	42,879,000	47,571,719
		$94,697,968
Natural Gas - Pipeline – 0.3%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$5,836,544
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	15,971,259
		$21,807,803
Network & Telecom – 1.7%
AT&T, Inc., 2.75%, 6/01/2031	$21,041,000	$21,960,239
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	15,400,845
AT&T, Inc., 3.55%, 9/15/2055 (n)	19,219,000	18,285,961
Verizon Communications, Inc., 3.15%, 3/22/2030	8,264,000	9,070,872
Verizon Communications, Inc., 4.812%, 3/15/2039	26,613,000	33,701,584
Verizon Communications, Inc., 4.522%, 9/15/2048	8,264,000	10,244,530
		$108,664,031
Oils – 0.9%
Puma International Financing S.A., 5%, 1/24/2026	$17,131,000	$16,488,587
Valero Energy Corp., 3.4%, 9/15/2026	20,305,000	22,034,133
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	19,741,765
		$58,264,485
Other Banks & Diversified Financials – 0.1%
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	$6,746,000	$7,565,453

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Personal Computers & Peripherals – 0.5%
Equifax, Inc., 2.6%, 12/01/2024	$18,674,000	$19,910,017
Equifax, Inc., 3.1%, 5/15/2030	12,869,000	14,054,537
		$33,964,554
Pollution Control – 0.8%
Republic Services, Inc., 2.5%, 8/15/2024	$13,800,000	$14,681,137
Republic Services, Inc., 3.95%, 5/15/2028	22,233,000	25,804,378
Republic Services, Inc., 1.45%, 2/15/2031	7,894,000	7,616,790
		$48,102,305
Railroad & Shipping – 0.3%
CSX Corp., 2.4%, 2/15/2030	$18,044,000	$19,188,215
Real Estate - Other – 0.6%
Prologis LP, REIT, 2.25%, 4/15/2030	$14,222,000	$14,915,473
Prologis LP, REIT, 1.25%, 10/15/2030	12,857,000	12,487,470
Prologis LP, REIT, 2.125%, 10/15/2050	12,857,000	11,326,752
		$38,729,695
Real Estate - Retail – 1.2%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$3,022,000	$3,455,480
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	10,857,000	12,273,163
Realty Income Corp., REIT, 3.25%, 1/15/2031	9,517,000	10,584,209
Spirit Realty, LP, 4.45%, 9/15/2026	8,428,000	9,537,679
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028	8,424,000	9,259,713
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	28,035,000	29,832,644
		$74,942,888
Restaurants – 0.6%
McDonald's Corp., 4.2%, 4/01/2050	$6,100,000	$7,480,516
Yum! Brands, Inc., 3.625%, 3/15/2031	30,692,000	30,113,456
		$37,593,972
Retailers – 2.5%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$9,114,000	$9,772,361
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	22,781,000	25,469,925
Costco Wholesale Corp., 1.6%, 4/20/2030	17,863,000	17,919,963
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	6,320,318
Dollar General Corp., 4.125%, 4/03/2050	18,013,000	21,739,074
Dollar Tree, Inc., 4%, 5/15/2025	15,955,000	17,953,848
Dollar Tree, Inc., 4.2%, 5/15/2028	7,633,000	8,951,757
Home Depot, Inc., 3%, 4/01/2026	7,218,000	7,997,873
Home Depot, Inc., 3.3%, 4/15/2040	26,138,000	29,497,345
Home Depot, Inc., 4.875%, 2/15/2044	8,313,000	11,255,738
		$156,878,202
Specialty Stores – 0.6%
Home Depot, Inc., 1.375%, 3/15/2031	$30,964,000	$30,329,194
TJX Cos., Inc., 3.875%, 4/15/2030	8,351,000	9,774,425
		$40,103,619
Telecommunications - Wireless – 3.9%
American Tower Corp., REIT, 4.7%, 3/15/2022	$7,973,000	$8,343,055
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	4,231,272
American Tower Corp., REIT, 3%, 6/15/2023	19,876,000	21,027,026
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	13,629,731
American Tower Corp., REIT, 3.6%, 1/15/2028	21,944,000	24,610,234
American Tower Corp., REIT, 3.8%, 8/15/2029	10,621,000	12,049,023
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	4,980,152

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Crown Castle International Corp., 3.15%, 7/15/2023	$16,889,000	$17,929,226
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	17,642,183
Crown Castle International Corp., 4%, 3/01/2027	9,286,000	10,617,909
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	10,003,318
T-Mobile USA, Inc., 4.75%, 2/01/2028	9,336,000	9,971,782
T-Mobile USA, Inc., 2.05%, 2/15/2028 (n)	31,110,000	31,874,062
T-Mobile USA, Inc., 3%, 2/15/2041 (n)	35,140,000	34,595,330
T-Mobile USA, Inc., 4.5%, 4/15/2050 (n)	20,774,000	24,480,082
		$245,984,385
Telephone Services – 0.7%
AT&T, Inc., 2.55%, 12/01/2033 (n)	$21,405,000	$21,343,277
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	21,146,000	23,534,417
		$44,877,694
Transportation - Services – 0.3%
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	$9,848,000	$11,042,644
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	4,480,000	6,875,488
		$17,918,132
U.S. Treasury Obligations – 1.2%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$7,664,000	$10,075,166
U.S. Treasury Bonds, 3%, 2/15/2048	50,009,800	62,848,254
		$72,923,420
Utilities - Electric Power – 7.5%
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	$5,432,000	$6,736,951
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	27,869,000	29,648,349
Duke Energy Corp., 3.75%, 9/01/2046	34,756,000	38,315,583
Duke Energy Progress LLC, 3.45%, 3/15/2029	11,143,000	12,702,731
EDP Finance B.V., 3.625%, 7/15/2024 (n)	10,744,000	11,725,425
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	34,129,000	35,651,185
Enel Finance International N.V., 2.65%, 9/10/2024	18,401,000	19,520,374
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	8,585,000	9,667,665
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	9,461,000	12,223,731
Evergy, Inc., 2.9%, 9/15/2029	30,865,000	33,294,153
Eversource Energy, 2.9%, 10/01/2024	18,060,000	19,512,526
Exelon Corp., 3.497%, 6/01/2022	17,819,000	18,491,011
FirstEnergy Corp., 3.9%, 7/15/2027	14,231,000	15,547,368
FirstEnergy Corp., 3.4%, 3/01/2050	29,978,000	28,194,309
Georgia Power Co., 3.7%, 1/30/2050	2,816,000	3,169,099
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	11,886,000	12,811,581
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027	20,319,000	23,124,842
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	12,862,000	14,276,820
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	6,958,000	7,376,176
Pacific Gas & Electric Co., 2.1%, 8/01/2027	13,953,000	14,146,326
PG&E Corp., 5.25%, 7/01/2030	14,401,000	15,873,502
PPL Capital Funding, Inc., 5%, 3/15/2044	3,193,000	3,986,476
Southern Co., 2.95%, 7/01/2023	6,880,000	7,259,498
Southern Co., 3.7%, 4/30/2030	31,250,000	35,490,491
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	12,469,436
WEC Energy Group, Inc., 1.375%, 10/15/2027	17,576,000	17,708,104
Xcel Energy, Inc., 2.6%, 12/01/2029	9,180,000	9,823,005
Xcel Energy, Inc., 3.5%, 12/01/2049	5,510,000	6,103,416
		$474,850,133
Total Bonds		$6,129,024,639

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 0.09% (v)	138,648,470	$138,648,470

Other Assets, Less Liabilities – 0.6%		40,929,665
Net Assets – 100.0%		$6,308,602,774
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $138,648,470 and $6,129,024,639, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,379,051,813, representing 21.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	2,765	$378,891,406	March – 2021	$2,171,667
U.S. Treasury Note 2 yr	Long	USD	1,232	272,243,125	March – 2021	226,602
U.S. Treasury Ultra Note 10 yr	Short	USD	2,150	330,730,469	March – 2021	2,792,253
						$5,190,522
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	927	$189,774,281	March – 2021	$(9,244,507)
At January 31, 2021, the fund had liquid securities with an aggregate value of $2,986,794 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$72,923,420	$—	$72,923,420
Non - U.S. Sovereign Debt	—	84,288,999	—	84,288,999
Municipal Bonds	—	69,879,188	—	69,879,188
U.S. Corporate Bonds	—	4,828,586,229	—	4,828,586,229
Residential Mortgage-Backed Securities	—	1,458,200	—	1,458,200
Commercial Mortgage-Backed Securities	—	504,693	—	504,693
Asset-Backed Securities (including CDOs)	—	598,488	—	598,488
Foreign Bonds	—	1,070,785,422	—	1,070,785,422
Mutual Funds	138,648,470	—	—	138,648,470
Total	$138,648,470	$6,129,024,639	$—	$6,267,673,109
Other Financial Instruments
Futures Contracts – Assets	$5,190,522	$—	$—	$5,190,522
Futures Contracts – Liabilities	(9,244,507)	—	—	(9,244,507)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$64,119,369	$1,340,323,982	$1,265,779,176	$(11,195)	$(4,510)	$138,648,470
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$205,754	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.